General principles for the preparation of the consolidated financial statements - Additional Information (Detail) - EUR (€) € in Thousands			4 Months Ended		12 Months Ended
	Mar. 02, 2020	Feb. 28, 2020	Apr. 30, 2021	Apr. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2017		Apr. 29, 2020	Jan. 01, 2017
Disclosure of general principles for the preparation of the consolidated financial statements [Line Items]
Profit loss					€ (33,680)	€ 33,119		€ (30,845)	[1]
Operating profit					(22,488)	(25,458)		(23,955)	[1]
Equity					104,818	138,181	€ 104,534	104,534			€ 143,999
Changes in working capital					€ 4,905	38,757
Percentage of revenue from group					10.00%
Revenue					€ 386,962	428,539		448,880	[1]
Cash receipts from government grants					1,626	1,061	€ 1,068	€ 1,068
Advance payment for rights issue		€ 15,000
Proceeds from rights issue	€ 2,500
Cash and cash equivalents					39,799	62,131
Long-term borrowings					14,091	10,361
Current portion of long-term borrowings					4,321	10,582
Bank overdrafts and short-term borrowings					24,170	€ 35,148
Unused credit facility					24,251
State agency guarantee percent										90.00%
Trade receivables export [member]
Disclosure of general principles for the preparation of the consolidated financial statements [Line Items]
Unused credit facility					18,080
Trade receivables secured borrowings [member]
Disclosure of general principles for the preparation of the consolidated financial statements [Line Items]
Unused credit facility					3,577
Bank overdrafts [member]
Disclosure of general principles for the preparation of the consolidated financial statements [Line Items]
Unused credit facility					2,594
COVID19 [Member]
Disclosure of general principles for the preparation of the consolidated financial statements [Line Items]
Increase Decrease in Percentage of Entitys Revenue			20.00%	20.00%
Increase Decrease in Percentage of Fixed Cost			5.00%	10.00%
Income from Long Term Finance				€ 65,000
Income From Shareholders				€ 15,000
Loans to corporate entities [member]
Disclosure of general principles for the preparation of the consolidated financial statements [Line Items]
Cash receipts from government grants					7,144
Subsidized loans					9,755
Gross carrying amount [member]
Disclosure of general principles for the preparation of the consolidated financial statements [Line Items]
Carrying value of land and building					€ 26,745

[1]	The Group has initially applied IFRS 9 as at January 1, 2018. Under the transition method chosen, comparative information has not been restated except for separately presenting impairment losses on trade receivables. See note 5(c).